UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-09871)

Cullen Funds Trust
(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)

Brooks Cullen
645 Fifth Avenue
New York, NY 10022
(Name and address of agent for service)

877-485-8586
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2006

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS
As of September 30, 2005 (unaudited)
	Shares	Value
COMMON STOCKS 90.2%
Aerospace & Defense 1.6%
Raytheon Co.	37,000	$ 1,406,740

Beverages 2.0%
Diageo PLC - ADR (b)	29,500	1,711,295

Capital Markets 4.3%
Allied Capital Corp.	84,000	2,404,920
UBS AG (b)	15,550	1,329,525
		3,734,445
Chemicals 4.6%
The Dow Chemical Co.	32,150	1,339,690
PPG Industries, Inc.	44,600	2,639,874
		3,979,564

Commercial Banks 11.1%
Australia & New Zealand Banking Group Ltd. - ADR (b)	27,100	2,485,341
Bank of America Corp.	29,300	1,233,530
Barclays PLC - ADR (b)	11,350	462,853
Compass Bancshares, Inc. (a)	11,000	504,130
Regions Financial Corp.	85,400	2,657,648
Wachovia Corp.	45,900	2,184,381
		9,527,883

Construction Materials 3.2%
Cemex S.A. de C.V. - ADR (b)	53,200	2,782,360

Diversified Financial Services 6.6%
Alliance Capital Management Holding LP	51,750	2,476,237
Citigroup, Inc.	10,850	493,892
J.P. Morgan Chase & Co.	80,000	2,714,400
		5,684,529

Diversified Telecommunication Services 2.6%
BellSouth Corp.	17,950	472,085
Verizon Communications, Inc.	55,200	1,804,488
		2,276,573
Electric Utilities 3.0%
TECO Energy, Inc.	140,800	2,537,216

Food Products 6.2%
H.J. Heinz Co.	63,400	2,316,636
Sara Lee Corp. (a)	40,550	768,422
Unilever NV - ADR (b)	30,950	2,211,378
		5,296,436
Metals & Mining 3.2%
Anglo American PLC - ADR (b)	90,580	2,735,516

Multi-Utilities & Unregulated Power - 2.7%
SCANA Corp.	55,300	2,335,872

National Commercial Banks 1.9%
National Bank of Canada (b)	32,050	1,659,432

Oil & Gas 10.3%
Chevron Corp.	32,500	2,103,725
ConocoPhillips	21,950	1,534,525
Kerr-McGee Corp. (a)	7,546	732,792
PetroChina Co Ltd. - ADR (b)	27,400	2,284,338
Petroleo Brasileiro SA - ADR (b)	28,200	2,016,018
Total SA - ADR (b)	1,250	169,775
		8,841,173

See notes to the financial statements.

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2005 (unaudited)
	Shares	Value
Paper & Forest Products 3.0%
Weyerhaeuser Co.	37,000	$2,543,750

Pharmaceuticals 7.8%
Bristol-Myers Squibb Co.	94,000	2,261,640
GlaxoSmithKline PLC - ADR (b)	29,250	1,499,940
Pfizer, Inc.	118,000	2,946,460
		6,708,040

Real Estate 9.0%
BRE Properties - Class A	54,000	2,403,000
Equity Residential	36,050	1,364,493
Health Care Property Investors, Inc.	58,800	1,587,012
Healthcare Realty Trust, Inc.	60,300	2,420,442
		7,774,947

Sanitary Paper Products 0.6%
Kimberly-Clark de Mexico SA de CV - ADR (b)	26,850	505,446

Telephone Communications 2.6%
Telecom Corp of New Zealand Ltd - ADR (b)	67,550	2,269,680

Tobacco 3.9%
Altria Group, Inc.	45,600	3,361,176

Total Common Stock
(cost $74,777,116)		77,672,073

	Shares	Value
CONVERTIBLE PREFERRED STOCK 2.9%
Ford Motor Co. Capital Trust II (c)	68,200	2,485,890
(cost $2,687,280)

	Principal Amount	Value
SHORT-TERM INVESTMENTS 13.4%
U.S. Treasuries 13.4%
U.S. Treasury Bill, 3.0350%, due 10-06-2005	$ 1,376,000	$ 1,375,392
U.S. Treasury Bill, 3.0400%, due 10-20-2005	4,529,000	4,522,207
U.S. Treasury Bill, 3.3450%, due 10-27-2005	5,638,000	5,626,345
		11,523,944

Variable Rate Demand Notes* 0.0%
American Family Demand Note, 3.4420%	6,746	6,746
Wisconsin Corporate Central Credit Union, 3.5100%	1,237	1,237
		7,983

Total Short-Term Investments
(cost $11,531,927)		11,531,927
TOTAL INVESTMENTS 106.5%
(cost $88,996,323)		91,689,890
Liabilities in excess of other assets (6.5%)		(5,558,533)
TOTAL NET ASSETS 100.0%		$ 86,131,357

(a) Security is subject to written call option.
(b) Foreign Issued Security
(c) Preferred Security
ADR American Depository Receipts
* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates shown are as of September 30, 2005.

See notes to the financial statements.

CULLEN HIGH DIVIDEND EQUITY FUND
Schedule of Call Options Written as of September 30, 2005 (unaudited)

Contracts	Underlying Security/Expiration Date/Exercise Price	Market Value

50	Compass Bancshares, Inc.
	Expiration October 2005, Exercise Price $45.00	(12,000)
70	Kerr-McGee Corp.
	Expiration October 2005, Exercise Price $80.00	(122,500)
100	Sara Lee Corp.
	Expiration October 2005, Exercise Price $20.00	(750)
	Total Call Options Written
	(proceeds $25,967)	$(135,250)

See notes to the financial statements.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cullen Funds Trust

By (Signature and Title) /s/ James P. Cullen
James P. Cullen, President

Date 10/26/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James P. Cullen
James P. Cullen, President

Date 10/26/05

By (Signature and Title)* /s/ Brenda S. Pons
Brenda S. Pons, Treasurer

Date 10/20/05